Investment Strategy - BNY Dreyfus Institutional Preferred Government Money Market Fund	Sep. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized fully by government securities and/or cash, and cash.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such will invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized fully by cash and/or government securities, and cash.

Under normal circumstances, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

The fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities and seeks to enter into repurchase agreements that present minimal credit risk (and are considered “eligible securities” as defined in Rule 2a-7 under the 1940 Act), based on an assessment by Dreyfus, a division of Mellon Investments Corporation, the fund's sub-adviser, of the counterparty's credit quality and capacity to meet its financial obligations, among other factors.

Shares of the fund are intended to qualify as eligible investments for federally chartered credit unions. The fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary to ensure that shares of the fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder. Shares of the fund, however, may or may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult its legal counsel to determine whether the fund is a permissible investment under the laws applicable to it.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities.